Related Party Transaction - Schedule of Related Party Promissory Notes (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Principal	$ 332,195	$ 1,280,450
Accrued Interest	26,949	33,934
Related Party Note One [Member]
Principal	0	1,055,535
Accrued Interest	0	27,299
Related Party Note Two [Member]
Principal	0	142,415
Accrued Interest	0	4,669
Related Party Note Three [Member]
Principal	82,500	82,500
Accrued Interest	10,239	1,966
Related Party Note Four [Member]
Principal	50,000	0
Accrued Interest	4,192	0
Related Party Note Five [Member]
Principal	109,695	0
Accrued Interest	7,093	0
Related Party Note Six [Member]
Principal	90,000	0
Accrued Interest	$ 5,425	$ 0